Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JPMorgan Trust I
Prospectus Date	rr_ProspectusDate	Mar. 01, 2017
Supplement [Text Block]	jpmt_SupplementTextBlock

JPMORGAN TRUST I

J.P. Morgan Tax Aware Funds

JPMorgan Tax Aware Equity Fund

(Class A, Class C, Select Class and Institutional Class Shares)

JPMorgan Tax Aware Real Return Fund

(Class A, Class C, Select Class and Institutional Class Shares)

Prospectus, Summary Prospectuses and

Statement of Additional Information dated

March 1, 2017, as supplemented

Supplement dated March 1, 2017

to the Prospectuses, Summary Prospectuses and Statements of Additional Information as dated above, as supplemented

At a meeting held on August 16-17, 2016, the Board of Trustees of JPMorgan Trust I, with regard to the JPMorgan Tax Aware Equity Fund and the JPMorgan Tax Aware Real Return Fund (each, an “Affected Fund”, and collectively, the “Affected Funds”), approved: (1) the conversion of Select Class Shares of each of the Affected Funds into Institutional Class Shares of the same Fund, (2) the increase in the Shareholder Service Fee of the Institutional Class Shares of the Affected Funds from 0.10% to 0.25% of its average daily net assets, (3) the reduction of the investment minimum for the Institutional Class Shares of the Affected Funds and (4) the renaming of the Institutional Class Shares of each Affected Fund to the Class I Shares on April 3, 2017. These changes were recommended by the Funds’ adviser, J.P. Morgan Investment Management Inc. (“JPMIM”).

As a result of the changes approved by the Board of Trustees, the following changes will be made:

Select Class: Share Class Conversion

Effective April 3, 2017, Select Class Shares of the Affected Funds will no longer be available for purchase.

After the close of business on March 31, 2017, the Affected Funds will automatically convert their Select Class Shares into Institutional Class Shares. Prior to the conversion, shareholders of Select Class Shares may redeem their investments as described in the Fund’s Prospectus. Depending on the tax-status of the shareholder and whether or not the account is invested through a tax-deferred arrangement such as a 401(k) plan account, such redemption may be a taxable event resulting in taxable income to the shareholder. Please consult your tax advisor on this issue. The conversion will not be considered a taxable event for federal income tax purposes.

You can obtain additional information about the Institutional Class Shares of an Affected Fund by reviewing the Affected Fund’s prospectus. You can obtain a copy of your Affected Fund’s prospectus by visiting www.jpmorganfunds.com/funddocuments or by calling 1-800-480-4111.

If shares are not redeemed prior to the conversion, following the conversion, each shareholder owning Select Class Shares of an Affected Fund will own a number of Institutional Class Shares of the same Fund equal to the aggregate value of the shareholder’s Select Class Shares at the time of automatic conversion.

Share Class Name Change

Effective April 3, 2017, the Institutional Class Shares of the Affected Funds will change their name to Class I Shares.

Investment Minimum Reduction

Effective April 3, 2017, the investment minimum for Class I (the former Institutional Class Shares) Shares of the Affected Funds will be decreased from a minimum initial investment of $3,000,000 to a minimum initial investment of $1,000,000. Beginning on April 3, 2017, employees of JPMorgan Chase and its affiliates and officers or trustees of the Affected Funds will be permitted to invest in the Class I Shares of the Affected Funds with a minimum initial investment of $1,000. In addition, employees of JPMorgan Chase and its affiliates and officers or trustees of the Funds investing in Class I Shares of the Affected Funds will be permitted to establish Systematic Purchase and Redemptions Plans. If establishing a Systematic Purchase Plan, the minimum for subsequent investments will be $50.

Shareholder Service Fee Increase

Effective April 3, 2017, the Shareholder Service Fee for the Class I Shares of each Affected Fund will be increased from 0.10% to 0.25% of its average daily net assets. Additionally, the contractual expense waivers in effect on April 3, 2017 for each of the Affected Funds will remain in effect through October 31, 2018, at which time the adviser and/or its affiliates will determine whether to renew or revise them.

Fee Table and Expense Example Changes

In connection with these changes, effective April 3, 2017, the “Annual Fund Operating Expenses” and “Example” sections in the respective prospectus and summary prospectus are hereby replaced with those set forth below which takes into account the increase to the Shareholder Service Fee, effective April 3, 2017.

JPMorgan Tax Aware Real Return Fund

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Institutional Class
Management Fees	0.35%	0.35%	0.35%
Distribution (Rule 12b-1) Fees	0.25	0.75	NONE
Other Expenses	0.36	0.36	0.37
Shareholder Service Fees	0.25	0.25	0.25
Remainder of Other Expenses[1]	0.11	0.11	0.12

Total Annual Fund Operating Expenses[1]	0.96	1.46	0.72
Fee Waivers and Expense Reimbursements[2]	(0.21)	(0.21)	(0.22)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1]	0.75	1.25	0.50

1	“Remainder of Other Expenses” has been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses have been adjusted to reflect the combination of sub-transfer agency expenses into the “Shareholder Service Fees” that became effective 4/3/17.
2	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed 0.75%, 1.25% and 0.50% of the average daily net assets of Class A, Class C and Institutional Class Shares, respectively. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through October 31, 2018, at which time the adviser and/or its affiliates will determine whether to renew or revise it.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 10/31/18 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	449	635	852	1,477
CLASS C SHARES ($)	227	427	763	1,716
INSTITUTIONAL CLASS SHARES ($)	51	192	363	859

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	449	635	852	1,477
CLASS C SHARES ($)	127	427	763	1,716
INSTITUTIONAL CLASS SHARES ($)	51	192	363	859

JPMorgan Tax Aware Equity Fund

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Institutional Class
Management Fees	0.35%	0.35%	0.35%
Distribution (Rule 12b-1) Fees	0.25	0.75	NONE
Other Expenses	0.38	0.37	0.36
Shareholder Service Fees	0.25	0.25	0.25
Remainder of Other Expenses[1]	0.13	0.12	0.11

Total Annual Fund Operating Expenses	0.98	1.47	0.71
Fee Waivers and Expense Reimbursements[2]	NONE	NONE	(0.16)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[2]	0.98	1.47	0.55

1	“Remainder of Other Expenses” has been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses have been adjusted to reflect the combination of sub-transfer agency expenses into “Shareholder Service Fees” effective 4/3/17.
2	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed 1.05%, 1.55% and 0.55% of the average daily net assets of Class A, Class C and Institutional Class Shares, respectively. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 10/31/18, at which time the adviser and/or its affiliates will determine whether to renew or revise them.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 10/31/18 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	620	821	1,038	1,663
CLASS C SHARES ($)	250	465	803	1,757
INSTITUTIONAL CLASS SHARES ($)	56	205	374	862

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	620	821	1,038	1,663
CLASS C SHARES ($)	150	465	803	1,757
INSTITUTIONAL CLASS SHARES ($)	56	205	374	862

In addition, in connection with the changes discussed above, effective April 3, 2017, the “Annual Fund Operating Expenses” and “Example” sections in the respective prospectus and summary prospectus are hereby replaced with those set forth below.

If you have any questions or need additional information, please call J.P. Morgan Funds Services at 1-800-480-4111.

THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR SUMMARY PROSPECTUSES,

PROSPECTUSES AND STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE.

JPMorgan Tax Aware Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jpmt_SupplementTextBlock

JPMORGAN TRUST I

J.P. Morgan Tax Aware Funds

JPMorgan Tax Aware Equity Fund

(Class A, Class C, Select Class and Institutional Class Shares)

Prospectus, Summary Prospectuses and

Statement of Additional Information dated

March 1, 2017, as supplemented

Supplement dated March 1, 2017

to the Prospectuses, Summary Prospectuses and Statements of Additional Information as dated above, as supplemented

At a meeting held on August 16-17, 2016, the Board of Trustees of JPMorgan Trust I, with regard to the JPMorgan Tax Aware Equity Fund and the JPMorgan Tax Aware Real Return Fund (each, an “Affected Fund”, and collectively, the “Affected Funds”), approved: (1) the conversion of Select Class Shares of each of the Affected Funds into Institutional Class Shares of the same Fund, (2) the increase in the Shareholder Service Fee of the Institutional Class Shares of the Affected Funds from 0.10% to 0.25% of its average daily net assets, (3) the reduction of the investment minimum for the Institutional Class Shares of the Affected Funds and (4) the renaming of the Institutional Class Shares of each Affected Fund to the Class I Shares on April 3, 2017. These changes were recommended by the Funds’ adviser, J.P. Morgan Investment Management Inc. (“JPMIM”).

As a result of the changes approved by the Board of Trustees, the following changes will be made:

Select Class: Share Class Conversion

Effective April 3, 2017, Select Class Shares of the Affected Funds will no longer be available for purchase.

After the close of business on March 31, 2017, the Affected Funds will automatically convert their Select Class Shares into Institutional Class Shares. Prior to the conversion, shareholders of Select Class Shares may redeem their investments as described in the Fund’s Prospectus. Depending on the tax-status of the shareholder and whether or not the account is invested through a tax-deferred arrangement such as a 401(k) plan account, such redemption may be a taxable event resulting in taxable income to the shareholder. Please consult your tax advisor on this issue. The conversion will not be considered a taxable event for federal income tax purposes.

You can obtain additional information about the Institutional Class Shares of an Affected Fund by reviewing the Affected Fund’s prospectus. You can obtain a copy of your Affected Fund’s prospectus by visiting www.jpmorganfunds.com/funddocuments or by calling 1-800-480-4111.

If shares are not redeemed prior to the conversion, following the conversion, each shareholder owning Select Class Shares of an Affected Fund will own a number of Institutional Class Shares of the same Fund equal to the aggregate value of the shareholder’s Select Class Shares at the time of automatic conversion.

Share Class Name Change

Effective April 3, 2017, the Institutional Class Shares of the Affected Funds will change their name to Class I Shares.

Investment Minimum Reduction

Effective April 3, 2017, the investment minimum for Class I (the former Institutional Class Shares) Shares of the Affected Funds will be decreased from a minimum initial investment of $3,000,000 to a minimum initial investment of $1,000,000. Beginning on April 3, 2017, employees of JPMorgan Chase and its affiliates and officers or trustees of the Affected Funds will be permitted to invest in the Class I Shares of the Affected Funds with a minimum initial investment of $1,000. In addition, employees of JPMorgan Chase and its affiliates and officers or trustees of the Funds investing in Class I Shares of the Affected Funds will be permitted to establish Systematic Purchase and Redemptions Plans. If establishing a Systematic Purchase Plan, the minimum for subsequent investments will be $50.

Shareholder Service Fee Increase

Effective April 3, 2017, the Shareholder Service Fee for the Class I Shares of each Affected Fund will be increased from 0.10% to 0.25% of its average daily net assets. Additionally, the contractual expense waivers in effect on April 3, 2017 for each of the Affected Funds will remain in effect through October 31, 2018, at which time the adviser and/or its affiliates will determine whether to renew or revise them.

Fee Table and Expense Example Changes

In connection with these changes, effective April 3, 2017, the “Annual Fund Operating Expenses” and “Example” sections in the respective prospectus and summary prospectus are hereby replaced with those set forth below which takes into account the increase to the Shareholder Service Fee, effective April 3, 2017.

JPMorgan Tax Aware Equity Fund

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Institutional Class
Management Fees	0.35%	0.35%	0.35%
Distribution (Rule 12b-1) Fees	0.25	0.75	NONE
Other Expenses	0.38	0.37	0.36
Shareholder Service Fees	0.25	0.25	0.25
Remainder of Other Expenses[1]	0.13	0.12	0.11

Total Annual Fund Operating Expenses	0.98	1.47	0.71
Fee Waivers and Expense Reimbursements[2]	NONE	NONE	(0.16)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[2]	0.98	1.47	0.55

1	“Remainder of Other Expenses” has been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses have been adjusted to reflect the combination of sub-transfer agency expenses into “Shareholder Service Fees” effective 4/3/17.
2	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed 1.05%, 1.55% and 0.55% of the average daily net assets of Class A, Class C and Institutional Class Shares, respectively. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 10/31/18, at which time the adviser and/or its affiliates will determine whether to renew or revise them.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 10/31/18 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	620	821	1,038	1,663
CLASS C SHARES ($)	250	465	803	1,757
INSTITUTIONAL CLASS SHARES ($)	56	205	374	862

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	620	821	1,038	1,663
CLASS C SHARES ($)	150	465	803	1,757
INSTITUTIONAL CLASS SHARES ($)	56	205	374	862

In addition, in connection with the changes discussed above, effective April 3, 2017, the “Annual Fund Operating Expenses” and “Example” sections in the respective prospectus and summary prospectus are hereby replaced with those set forth below.

If you have any questions or need additional information, please call J.P. Morgan Funds Services at 1-800-480-4111.

THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR SUMMARY PROSPECTUSES,

PROSPECTUSES AND STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE.

JPMorgan Tax Aware Real Return Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jpmt_SupplementTextBlock

JPMORGAN TRUST I

J.P. Morgan Tax Aware Funds

JPMorgan Tax Aware Real Return Fund

(Class A, Class C, Select Class and Institutional Class Shares)

Prospectus, Summary Prospectuses and

Statement of Additional Information dated

March 1, 2017, as supplemented

Supplement dated March 1, 2017

to the Prospectuses, Summary Prospectuses and Statements of Additional Information as dated above, as supplemented

At a meeting held on August 16-17, 2016, the Board of Trustees of JPMorgan Trust I, with regard to the JPMorgan Tax Aware Equity Fund and the JPMorgan Tax Aware Real Return Fund (each, an “Affected Fund”, and collectively, the “Affected Funds”), approved: (1) the conversion of Select Class Shares of each of the Affected Funds into Institutional Class Shares of the same Fund, (2) the increase in the Shareholder Service Fee of the Institutional Class Shares of the Affected Funds from 0.10% to 0.25% of its average daily net assets, (3) the reduction of the investment minimum for the Institutional Class Shares of the Affected Funds and (4) the renaming of the Institutional Class Shares of each Affected Fund to the Class I Shares on April 3, 2017. These changes were recommended by the Funds’ adviser, J.P. Morgan Investment Management Inc. (“JPMIM”).

As a result of the changes approved by the Board of Trustees, the following changes will be made:

Select Class: Share Class Conversion

Effective April 3, 2017, Select Class Shares of the Affected Funds will no longer be available for purchase.

After the close of business on March 31, 2017, the Affected Funds will automatically convert their Select Class Shares into Institutional Class Shares. Prior to the conversion, shareholders of Select Class Shares may redeem their investments as described in the Fund’s Prospectus. Depending on the tax-status of the shareholder and whether or not the account is invested through a tax-deferred arrangement such as a 401(k) plan account, such redemption may be a taxable event resulting in taxable income to the shareholder. Please consult your tax advisor on this issue. The conversion will not be considered a taxable event for federal income tax purposes.

You can obtain additional information about the Institutional Class Shares of an Affected Fund by reviewing the Affected Fund’s prospectus. You can obtain a copy of your Affected Fund’s prospectus by visiting www.jpmorganfunds.com/funddocuments or by calling 1-800-480-4111.

If shares are not redeemed prior to the conversion, following the conversion, each shareholder owning Select Class Shares of an Affected Fund will own a number of Institutional Class Shares of the same Fund equal to the aggregate value of the shareholder’s Select Class Shares at the time of automatic conversion.

Share Class Name Change

Effective April 3, 2017, the Institutional Class Shares of the Affected Funds will change their name to Class I Shares.

Investment Minimum Reduction

Effective April 3, 2017, the investment minimum for Class I (the former Institutional Class Shares) Shares of the Affected Funds will be decreased from a minimum initial investment of $3,000,000 to a minimum initial investment of $1,000,000. Beginning on April 3, 2017, employees of JPMorgan Chase and its affiliates and officers or trustees of the Affected Funds will be permitted to invest in the Class I Shares of the Affected Funds with a minimum initial investment of $1,000. In addition, employees of JPMorgan Chase and its affiliates and officers or trustees of the Funds investing in Class I Shares of the Affected Funds will be permitted to establish Systematic Purchase and Redemptions Plans. If establishing a Systematic Purchase Plan, the minimum for subsequent investments will be $50.

Shareholder Service Fee Increase

Effective April 3, 2017, the Shareholder Service Fee for the Class I Shares of each Affected Fund will be increased from 0.10% to 0.25% of its average daily net assets. Additionally, the contractual expense waivers in effect on April 3, 2017 for each of the Affected Funds will remain in effect through October 31, 2018, at which time the adviser and/or its affiliates will determine whether to renew or revise them.

Fee Table and Expense Example Changes

In connection with these changes, effective April 3, 2017, the “Annual Fund Operating Expenses” and “Example” sections in the respective prospectus and summary prospectus are hereby replaced with those set forth below which takes into account the increase to the Shareholder Service Fee, effective April 3, 2017.

JPMorgan Tax Aware Real Return Fund

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Institutional Class
Management Fees	0.35%	0.35%	0.35%
Distribution (Rule 12b-1) Fees	0.25	0.75	NONE
Other Expenses	0.36	0.36	0.37
Shareholder Service Fees	0.25	0.25	0.25
Remainder of Other Expenses[1]	0.11	0.11	0.12

Total Annual Fund Operating Expenses[1]	0.96	1.46	0.72
Fee Waivers and Expense Reimbursements[2]	(0.21)	(0.21)	(0.22)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1]	0.75	1.25	0.50

1	“Remainder of Other Expenses” has been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses have been adjusted to reflect the combination of sub-transfer agency expenses into the “Shareholder Service Fees” that became effective 4/3/17.
2	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed 0.75%, 1.25% and 0.50% of the average daily net assets of Class A, Class C and Institutional Class Shares, respectively. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through October 31, 2018, at which time the adviser and/or its affiliates will determine whether to renew or revise it.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 10/31/18 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	449	635	852	1,477
CLASS C SHARES ($)	227	427	763	1,716
INSTITUTIONAL CLASS SHARES ($)	51	192	363	859

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	449	635	852	1,477
CLASS C SHARES ($)	127	427	763	1,716
INSTITUTIONAL CLASS SHARES ($)	51	192	363	859

In addition, in connection with the changes discussed above, effective April 3, 2017, the “Annual Fund Operating Expenses” and “Example” sections in the respective prospectus and summary prospectus are hereby replaced with those set forth below.

If you have any questions or need additional information, please call J.P. Morgan Funds Services at 1-800-480-4111.

THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR SUMMARY PROSPECTUSES,

PROSPECTUSES AND STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE.